Item 1. Schedule of Investments:
--------------------------------
Putnam Managed High Yield Trust

QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam Managed High Yield Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
August 31, 2004 (Unaudited)

Corporate bonds and notes (90.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.2%)
-----------------------------------------------------------------------------------------------------------
       $100,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                        $106,500

Automotive (2.1%)
-----------------------------------------------------------------------------------------------------------
         50,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                               55,000
        100,000  Collins & Aikman Products company
                 guaranty 10 3/4s, 2011                                                             103,000
         30,000  Dana Corp. notes 10 1/8s, 2010                                                      34,350
        225,000  Dana Corp. notes 9s, 2011                                                          268,875
         15,000  Dana Corp. notes 7s, 2029                                                           15,075
         40,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                                  42,700
        205,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                                 208,588
         30,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                                31,125
        150,000  Lear Corp. company guaranty Ser. B,
                 8.11s, 2009                                                                        174,072
        115,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                               118,450
        105,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                           103,688
EUR      20,000  Teksid Aluminum 144A company guaranty 11
                 3/8s, 2011 (Luxembourg)                                                             22,115
        $70,000  Tenneco Automotive, Inc. company
                 guaranty Ser. B, 11 5/8s, 2009                                                      74,725
        130,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                   150,475
                                                                                              -------------
                                                                                                  1,402,238

Beverage (0.1%)
-----------------------------------------------------------------------------------------------------------
         45,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                           49,613
         45,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                          49,163
                                                                                              -------------
                                                                                                     98,776

Broadcasting (2.8%)
-----------------------------------------------------------------------------------------------------------
        210,000  British Sky Broadcasting PLC company
                 guaranty 6 7/8s, 2009 (United Kingdom)                                             231,005
        300,000  DirecTV Holdings, LLC sr. notes 8 3/8s,
                 2013                                                                               341,250
        440,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                    550
         52,000  Echostar DBS Corp. sr. notes 9 1/8s,
                 2009                                                                                57,395
        280,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                               280,700
        260,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                         245,050
        105,000  Gray Television, Inc. company guaranty 9
                 1/4s, 2011                                                                         117,338
          6,090  Knology, Inc. 144A sr. notes 12s, 2009
                 (PIK)                                                                                5,786
        155,000  Rainbow National Services, LLC 144A sr.
                 notes 8 3/4s, 2012                                                                 158,100
         60,000  Sinclair Broadcast Group, Inc. company
                 guaranty 8 3/4s, 2011                                                               64,800
        301,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                                 307,773
         65,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                        62,319
                                                                                              -------------
                                                                                                  1,872,066

Building Materials (0.6%)
-----------------------------------------------------------------------------------------------------------
         60,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                   60,900
         95,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                         101,175
         45,000  Interface, Inc. sr. sub. notes 9 1/2s,
                 2014                                                                                46,125
        115,000  Nortek, Inc. 144A sr. sub. notes 8 1/2s,
                 2014                                                                               119,888
          5,000  Owens Corning bonds 7 1/2s, 2018 (In
                 default) (NON)                                                                       2,300
        120,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                      54,900
                                                                                              -------------
                                                                                                    385,288

Cable Television (3.0%)
-----------------------------------------------------------------------------------------------------------
         10,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                   9,000
         20,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                    18,250
         90,000  Adelphia Communications Corp. sr. notes
                 10 1/4s, 2011 (In default) (NON)                                                    83,250
          5,000  Adelphia Communications Corp. sr. notes
                 10 1/4s, 2006 (In default) (NON)                                                     4,525
          5,000  Adelphia Communications Corp. sr. notes
                 9 3/8s, 2009 (In default) (NON)                                                      4,600
         40,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                             36,000
         80,000  Atlantic Broadband Finance, LLC 144A sr.
                 sub. notes 9 3/8s, 2014                                                             75,400
        270,000  Cablevision Systems Corp. 144A sr. notes
                 8s, 2012                                                                           276,750
         70,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s,
                 1/15/07), 2012 (STP)                                                                40,950
         35,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s,
                 5/15/06), 2011 (STP)                                                                22,225
         90,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                                75,150
        200,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                               168,000
         75,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 1/4s,
                 2010                                                                                61,688
        265,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                              209,350
        200,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 9 5/8s, 2009                                           161,500
         20,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 8 5/8s, 2009                                            15,900
         75,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                               75,375
         80,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                          83,000
         80,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                          79,600
        270,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                               276,750
         30,000  Quebecor Media, Inc. sr. disc. notes
                 stepped-coupon zero % (13 3/4s,
                 7/15/06), 2011 (Canada) (STP)                                                       28,575
        155,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                      178,250
         50,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                       50,500
                                                                                              -------------
                                                                                                  2,034,588

Capital Goods (9.9%)
-----------------------------------------------------------------------------------------------------------
        370,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                         379,250
        221,742  Air2 US 144A sinking fund Ser. D,
                 12.266s, 2020 (In default) (NON)                                                         2
        240,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                      263,400
        330,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 7 5/8s, 2006                                                      346,088
         90,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                                  90,000
        115,000  Argo-Tech Corp. 144A sr. notes 9 1/4s,
                 2011                                                                               121,325
         35,000  BE Aerospace, Inc. sr. notes 8 1/2s,
                 2010                                                                                37,800
        220,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                        214,225
         15,000  Berry Plastics Corp. company guaranty 10
                 3/4s, 2012                                                                          16,838
        145,000  Blount, Inc. company guaranty 13s, 2009                                            154,606
         60,000  Blount, Inc. company guaranty 7s, 2005                                              62,100
         80,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                            83,600
        110,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                          97,900
        100,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                                 101,500
EUR      15,000  Crown Holdings SA bonds 10 1/4s, 2011
                 (France)                                                                            20,642
       $320,000  Crown Holdings SA notes 10 7/8s, 2013
                 (France)                                                                           372,000
         95,000  Crown Holdings SA notes 9 1/2s, 2011
                 (France)                                                                           105,450
        476,000  Decrane Aircraft Holdings Co. company
                 guaranty 17s, 2008                                                                 180,880
        120,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                         133,200
         75,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                            86,625
EUR      60,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                      83,149
        $93,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                         105,555
         25,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                            26,313
DEM     140,000  Impress Metal Packaging Holding NV sr.
                 sub. notes 9 7/8s, 2007 (Netherlands)                                               86,760
       $130,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                           131,950
         85,000  K&F Industries, Inc. sr. sub. notes Ser.
                 B, 9 5/8s, 2010                                                                     94,138
         23,000  K&F Industries, Inc. sr. sub. notes Ser.
                 B, 9 1/4s, 2007                                                                     23,748
        325,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                              320,125
        615,000  Legrand SA debs. 8 1/2s, 2025 (France)                                             669,581
        140,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                             159,600
EUR      25,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                              33,461
       $290,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                         299,425
         35,000  Mueller Group, Inc. 144A sec. FRN 5.89s,
                 2011                                                                                35,788
         95,000  Mueller Group, Inc. 144A sr. sub. notes
                 10s, 2012                                                                          101,888
        180,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                         189,900
         90,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                          95,400
        170,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                         188,700
         65,000  Pliant Corp. sec. notes 11 1/8s, 2009                                               69,713
        250,000  Sequa Corp. sr. notes Ser. B, 8 7/8s,
                 2008                                                                               268,750
        165,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                   148,500
         60,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                            58,200
        110,000  Tekni-Plex, Inc. company guaranty Ser.
                 B, 12 3/4s, 2010                                                                   105,600
         75,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                          72,000
         35,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                                39,200
        190,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                         214,700
         90,000  Titan Corp. (The) company guaranty 8s,
                 2011                                                                                92,925
         70,000  Trimas Corp. company guaranty 9 7/8s,
                 2012                                                                                74,200
         60,000  Vought Aircraft Industries, Inc. sr.
                 notes 8s, 2011                                                                      59,550
                                                                                              -------------
                                                                                                  6,716,250

Chemicals (5.8%)
-----------------------------------------------------------------------------------------------------------
        130,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                           143,000
         10,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                                8,000
        205,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                           220,119
        185,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                                 205,350
         50,000  Compass Minerals International, Inc. sr.
                 disc. notes stepped-coupon zero % (12s,
                 6/1/08), 2013 (STP)                                                                 39,000
        130,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                              106,600
         95,000  Equistar Chemicals LP notes 8 3/4s, 2009                                            99,988
        290,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                               321,900
        180,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                               211,500
        140,000  Hercules, Inc. 144A sr. sub. notes 6
                 3/4s, 2029                                                                         138,950
         35,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 10s, 2008                                                                  36,750
         40,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                                45,600
        140,000  Huntsman Co., LLC sr. disc. notes zero
                 %, 2008                                                                             83,300
        220,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                             226,600
        270,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                       137,700
EUR      75,000  Huntsman International, LLC sr. sub.
                 notes Ser. EXCH, 10 1/8s, 2009                                                      91,907
       $120,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                               134,400
         60,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                          61,500
         95,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                          98,800
        230,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                   255,875
         10,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                                11,375
        130,000  Lyondell Chemical Co. company guaranty
                 10 1/2s, 2013                                                                      146,250
        100,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                         106,875
         65,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                          69,469
        225,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                              245,250
         25,000  Millennium America, Inc. 144A sr. notes
                 9 1/4s, 2008                                                                        27,250
EUR      10,000  Nalco Co. 144A sr. notes 7 3/4s, 2011                                               12,923
EUR      10,000  Nalco Co. 144A sr. sub. notes 9s, 2013                                              12,904
       $300,000  Nalco Co. 144A sr. sub. notes 8 7/8s,
                 2013                                                                               323,625
         31,547  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                       30,758
         70,155  Pioneer Companies, Inc. sec. FRN 5.086s,
                 2006                                                                                66,296
         25,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                                  26,063
        110,000  Rhodia SA unsub. notes 10 1/4s, 2010
                 (France)                                                                           112,200
         27,275  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                          25,639
         75,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                          80,625
                                                                                              -------------
                                                                                                  3,964,341

Commercial and Consumer Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        190,000  Coinmach Corp. sr. notes 9s, 2010                                                  191,900
        181,488  Derby Cycle Corp. (The) sr. notes 10s,
                 2008 (In default) (NON)                                                                 18
DEM      97,550  Derby Cycle Corp. (The) sr. notes 9
                 3/8s, 2008 (In default) (NON)                                                            6
       $115,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                               124,488
        245,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                         279,300
                                                                                              -------------
                                                                                                    595,712

Communication Services (7.3%)
-----------------------------------------------------------------------------------------------------------
         60,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                           66,450
         50,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                          49,750
         70,000  Alamosa Delaware, Inc. sr. notes 8 1/2s,
                 2012                                                                                69,650
         35,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                        28,175
         85,000  American Cellular Corp. sr. notes Ser.
                 B, 10s, 2011                                                                        69,063
        310,000  American Tower Corp. sr. notes 9 3/8s,
                 2009                                                                               330,925
         65,000  American Tower Corp. 144A sr. notes 7
                 1/2s, 2012                                                                          65,650
        125,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                         129,375
        100,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                              8,000
        165,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                     169,538
         25,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                                 21,875
        100,000  Cincinnati Bell, Inc. company guaranty 7
                 1/4s, 2013                                                                          94,000
         70,000  Cincinnati Bell, Inc. notes 7 1/4s, 2023                                            61,250
        195,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                         172,575
        308,182  Colo.com, Inc. 144A sr. notes 13 7/8s,
                 2010 (In default) (NON)                                                                 31
        205,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                                 236,775
         45,000  Eircom Funding notes 8 1/4s, 2013
                 (Ireland)                                                                           48,600
         65,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                                 69,550
        177,439  Firstworld Communication Corp. sr. disc.
                 notes zero % , 2008 (In default) (NON)                                                  18
         20,728  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                               17,308
        175,000  Inmarsat Finance PLC 144A company
                 guaranty 7 5/8s, 2012 (United Kingdom)                                             171,500
         55,000  iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                             57,613
        135,000  Level 3 Financing, Inc. 144A sr. notes
                 10 3/4s, 2011                                                                      114,075
        120,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                         128,100
        293,000  MCI, Inc. sr. notes 7.735s, 2014                                                   270,659
         45,000  MCI, Inc. sr. notes 6.688s, 2009                                                    42,413
        205,000  Nextel Communications, Inc. sr. notes 9
                 1/2s, 2011                                                                         231,650
        205,000  Nextel Communications, Inc. sr. notes 9
                 3/8s, 2009                                                                         217,300
        290,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                         303,050
         55,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                                64,075
        225,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                               234,563
        160,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                        142,400
        475,000  Qwest Corp. 144A notes 9 1/8s, 2012                                                509,394
         65,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                                77,188
         85,000  Qwest Services Corp. 144A notes 14s,
                 2010                                                                                98,813
         50,000  Rogers Cantel, Ltd. debs. 9 3/4s, 2016
                 (Canada)                                                                            57,750
         40,000  Rogers Wireless, Inc. sec. notes 9 5/8s,
                 2011 (Canada)                                                                       45,400
         45,000  Rural Cellular Corp. sr. notes 9 7/8s,
                 2010                                                                                44,663
         30,000  SBA Communications Corp. sr. notes 10
                 1/4s, 2009                                                                          31,575
         55,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011 (STP)                                                               42,900
        110,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                             122,100
         87,000  UbiquiTel Operating Co. bonds
                 stepped-coupon zero % (14s, 4/15/05),
                 2010 (STP)                                                                          89,175
         65,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                          66,625
        100,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                               102,750
                                                                                              -------------
                                                                                                  4,974,289

Conglomerates (0.6%)
-----------------------------------------------------------------------------------------------------------
         55,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                                  61,463
        325,000  Tyco International Group SA company
                 guaranty 6s, 2013 (Luxembourg)                                                     347,963
          5,000  Tyco International Group SA notes 6
                 3/8s, 2011 (Luxembourg)                                                              5,478
                                                                                              -------------
                                                                                                    414,904

Consumer (1.0%)
-----------------------------------------------------------------------------------------------------------
        165,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                      179,850
        170,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                               112,200
        100,000  Jostens, Inc. sr. sub. notes 12 3/4s,
                 2010                                                                               112,875
        260,000  Samsonite Corp. 144A sr. sub. notes 8
                 7/8s, 2011                                                                         267,800
                                                                                              -------------
                                                                                                    672,725

Consumer Goods (1.2%)
-----------------------------------------------------------------------------------------------------------
        125,000  Armkel, LLC/Armkel Finance sr. sub.
                 notes 9 1/2s, 2009                                                                 136,250
         45,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                          46,575
        200,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                       203,250
        140,000  Playtex Products, Inc. 144A sec. notes
                 8s, 2011                                                                           145,950
        135,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                                 134,325
        125,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                             115,000
         45,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                                47,025
                                                                                              -------------
                                                                                                    828,375

Consumer Services (0.3%)
-----------------------------------------------------------------------------------------------------------
        100,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                          114,000
        130,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                       128,050
                                                                                              -------------
                                                                                                    242,050

Energy (6.2%)
-----------------------------------------------------------------------------------------------------------
        190,000  Arch Western Finance, LLC 144A sr. notes
                 7 1/2s, 2013                                                                       196,650
         90,000  Belden & Blake Corp. 144A sec. notes 8
                 3/4s, 2012                                                                          93,825
        110,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                         117,425
        100,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014 (Canada)                                                                101,125
         75,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                            85,500
         45,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                        48,263
        210,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                         225,750
         60,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                                61,800
         95,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                          95,475
        140,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                               150,500
         14,000  El Paso Energy Partners LP company
                 guaranty Ser. B, 8 1/2s, 2011                                                       15,750
         90,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                        99,000
         45,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                          43,875
        130,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                         136,500
         70,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                          74,200
         35,000  Forest Oil Corp. sr. notes 8s, 2011                                                 38,325
         35,000  Forest Oil Corp. sr. notes 8s, 2008                                                 38,150
         70,000  Forest Oil Corp. 144A sr. notes 8s, 2011                                            76,825
         70,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                                75,075
         65,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                                69,225
         95,000  Hanover Compressor Co. sub. notes zero %,
                 2007                                                                                80,038
         65,000  Hanover Equipment Trust sec. notes Ser.
                 A, 8 1/2s, 2008                                                                     69,388
         65,000  Hornbeck Offshore Services, Inc. sr.
                 notes 10 5/8s, 2008                                                                 71,500
         65,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                             66,625
         50,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                          47,750
         90,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                            93,150
        130,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                         142,675
         75,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                                  76,313
        120,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                              118,800
         75,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. 144A sr. notes 7 1/8s,
                 2014                                                                                79,313
        100,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                              106,250
        135,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                               128,925
         30,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                       33,789
        160,000  Pemex Project Funding Master Trust
                 company guaranty 7 3/8s, 2014                                                      172,800
        100,000  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                           107,500
         70,000  Plains All American Pipeline LP/Plains
                 All American Finance Corp. company
                 guaranty 7 3/4s, 2012                                                               81,038
        100,000  Plains Exploration & Production Co.
                 company guaranty Ser. B, 8 3/4s, 2012                                              111,500
         55,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                             61,325
         85,000  Plains Exploration & Production Co. 144A
                 sr. notes 7 1/8s, 2014                                                              90,100
        110,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                    120,725
        130,000  Pride International, Inc. 144A sr. notes
                 7 3/8s, 2014                                                                       138,450
        100,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                              104,250
        170,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                        183,600
         25,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                          26,000
         45,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                          49,050
         25,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                          26,188
                                                                                              -------------
                                                                                                  4,230,280

Entertainment (1.5%)
-----------------------------------------------------------------------------------------------------------
        100,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                         104,000
          7,000  AMC Entertainment, Inc. sr. sub. notes 9
                 1/2s, 2011                                                                           7,140
        100,000  AMC Entertainment, Inc. 144A sr. sub.
                 notes 8s, 2014                                                                      93,250
        155,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                               171,663
        180,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/07),
                 2014 (STP)                                                                         123,975
         45,000  LCE Acquisition Corp. 144A company
                 guaranty 9s, 2014                                                                   45,675
        175,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                             162,313
        335,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                             308,200
                                                                                              -------------
                                                                                                  1,016,216

Financial (1.4%)
-----------------------------------------------------------------------------------------------------------
         55,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                      56,100
        145,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                             155,150
        175,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                               178,500
        258,390  Finova Group, Inc. notes 7 1/2s, 2009                                              128,872
         66,000  iStar Financial, Inc. sr. notes 8 3/4s,
                 2008 (R)                                                                            75,075
         25,000  iStar Financial, Inc. sr. notes 7s, 2008
                 (R)                                                                                 26,844
        125,000  iStar Financial, Inc. sr. notes 6s, 2010
                 (R)                                                                                127,813
         85,000  UBS AG/Jersey Branch sr. notes Ser.
                 EMTN, 9.14s, 2008 (Jersey)                                                          88,400
        100,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                         110,000
                                                                                              -------------
                                                                                                    946,754

Food (1.3%)
-----------------------------------------------------------------------------------------------------------
         60,740  Archibald Candy Corp. company guaranty
                 10s, 2007 (In default) (NON)(PIK)                                                   40,088
         35,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                               37,231
         40,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                        44,000
        100,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                               111,250
         45,000  Dole Food Co. sr. notes 8 7/8s, 2011                                                48,150
         35,000  Dole Food Co. sr. notes 8 5/8s, 2009                                                37,275
        130,000  Eagle Family Foods company guaranty Ser.
                 B, 8 3/4s, 2008                                                                     97,500
        195,000  Land O'Lakes, Inc. sr. notes 8 3/4s,
                 2011                                                                               181,838
        185,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                            176,213
        110,000  Premier International Foods PLC sr.
                 notes 12s, 2009 (United Kingdom)                                                   116,600
                                                                                              -------------
                                                                                                    890,145

Forest Products and Packaging (2.4%)
-----------------------------------------------------------------------------------------------------------
         75,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                            78,000
        130,000  Georgia-Pacific Corp. company guaranty 9
                 3/8s, 2013                                                                         153,075
        210,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                             234,675
        250,000  Georgia-Pacific Corp. debs. 9 1/2s, 2011                                           306,875
         10,000  Jefferson Smurfit Corp. company guaranty
                 7 1/2s, 2013                                                                        10,450
EUR       5,000  MDP Acquisitions PLC sr. notes 10 1/8s,
                 2012 (Ireland)                                                                       6,783
       $215,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                     241,875
         65,213  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                                75,647
         75,000  Norske Skog Canada, Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                                 76,313
        145,000  Potlatch Corp. company guaranty 10s,
                 2011                                                                               163,850
          5,000  Smurfit-Stone Container Corp. company
                 guaranty 8 1/4s, 2012                                                                5,450
        140,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                               154,000
         40,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                                44,700
         35,000  Stone Container Finance 144A company
                 guaranty 7 3/8s, 2014 (Canada)                                                      36,138
         25,000  Tembec Industries, Inc. company guaranty
                 7 3/4s, 2012 (Canada)                                                               25,250
                                                                                              -------------
                                                                                                  1,613,081

Gaming & Lottery (4.2%)
-----------------------------------------------------------------------------------------------------------
         60,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                       67,650
         20,000  Argosy Gaming Co. sr. sub. notes 9s,
                 2011                                                                                22,400
        130,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                               132,600
        160,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                               175,200
         30,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                                31,688
         70,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                                  77,000
         55,000  Herbst Gaming, Inc. 144A sr. sub. notes
                 8 1/8s, 2012                                                                        55,413
        185,000  Hollywood Park, Inc. company guaranty
                 Ser. B, 9 1/4s, 2007                                                               190,319
         40,000  Inn of the Mountain Gods sr. notes 12s,
                 2010                                                                                45,200
         75,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                                76,875
         10,000  MGM Mirage, Inc. coll. sr. notes 6 7/8s,
                 2008                                                                                10,700
        205,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                         230,625
         60,000  MGM Mirage, Inc. company guaranty 6s,
                 2009                                                                                60,900
        220,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                                 223,850
        155,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                       172,050
         85,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                            91,163
         95,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                                 107,588
        100,000  Penn National Gaming, Inc. company
                 guaranty Ser. B, 11 1/8s, 2008                                                     109,750
        185,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                                 202,575
         95,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                                  97,850
         45,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                                  45,225
        120,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                                136,200
         90,000  Station Casinos, Inc. sr. notes 6s, 2012                                            90,225
         90,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                          89,888
        215,000  Trump Atlantic City Associates company
                 guaranty 11 1/4s, 2006                                                             182,481
         90,000  Venetian Casino Resort, LLC company
                 guaranty 11s, 2010                                                                 102,488
                                                                                              -------------
                                                                                                  2,827,903

Health Care (5.5%)
-----------------------------------------------------------------------------------------------------------
        125,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                         130,000
        105,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                       112,350
        100,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                         109,750
        170,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                    182,750
         60,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                       67,050
        100,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                             99,000
         70,000  Hanger Orthopedic Group, Inc. company
                 guaranty 10 3/8s, 2009                                                              65,100
         50,000  HCA, Inc. debs. 7.19s, 2015                                                         53,948
         60,000  HCA, Inc. notes 8.36s, 2024                                                         66,302
         70,000  HCA, Inc. notes 7.69s, 2025                                                         73,347
         10,000  HCA, Inc. notes 7s, 2007                                                            10,733
         35,000  HCA, Inc. notes 5 3/4s, 2014                                                        34,696
        185,000  Healthsouth Corp. notes 7 5/8s, 2012                                               176,675
         75,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                            75,000
         45,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                            44,213
         45,000  Healthsouth Corp. sr. sub. notes 10
                 3/4s, 2008                                                                          46,575
         85,000  IASIS Healthcare/IASIS Capital Corp.
                 144A sr. sub. notes 8 3/4s, 2014                                                    89,250
         65,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                       65,813
         51,360  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                                55,469
        180,000  Mediq, Inc. debs. 13s, 2009 (In default)
                 (NON)                                                                                   18
         35,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                       39,550
        180,000  MQ Associates, Inc. 144A sr. disc. notes
                 zero % , 2012                                                                      112,050
        120,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                               116,400
        133,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                             154,280
        130,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                         145,600
         40,000  Service Corp. International debs. 7
                 7/8s, 2013                                                                          41,300
         15,000  Service Corp. International notes 7.2s,
                 2006                                                                                15,675
          5,000  Service Corp. International notes 6
                 7/8s, 2007                                                                           5,175
         20,000  Service Corp. International notes 6
                 1/2s, 2008                                                                          20,650
         50,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                       53,125
        140,000  Service Corp. International 144A sr.
                 notes 6 3/4s, 2016                                                                 134,750
        130,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                               143,650
         85,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                                78,625
         10,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                                 8,850
        155,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                               137,563
        180,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                         187,650
        130,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                           135,525
        305,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                               306,906
         85,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                                 86,275
         55,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                                57,613
         40,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                          42,100
         55,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012                                                                   61,325
         60,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                          61,800
                                                                                              -------------
                                                                                                  3,704,476

Homebuilding (2.1%)
-----------------------------------------------------------------------------------------------------------
         70,000  Beazer Homes USA, Inc. company guaranty
                 8 5/8s, 2011                                                                        76,125
         25,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                        27,188
         20,000  D.R. Horton, Inc. company guaranty 8s,
                 2009                                                                                22,700
        120,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                           136,800
         25,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                            26,938
         50,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                            50,625
         90,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                              100,350
         70,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                               68,950
         50,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                        49,625
         50,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                                55,750
         35,000  Meritage Corp. sr. notes 7s, 2014                                                   34,388
         70,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                          80,325
        135,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                               142,088
         10,000  Standard Pacific Corp. sr. notes 6 7/8s,
                 2011                                                                                10,375
        215,000  Standard Pacific Corp. sr. notes 6 1/4s,
                 2014                                                                               206,938
         55,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                              59,813
         80,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                   84,800
         30,000  WCI Communities, Inc. company guaranty
                 10 5/8s, 2011                                                                       33,675
        130,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                         143,650
                                                                                              -------------
                                                                                                  1,411,103

Household Furniture and Appliances (0.3%)
-----------------------------------------------------------------------------------------------------------
        200,000  Sealy Mattress Co. 144A sr. sub. notes 8
                 1/4s, 2014                                                                         206,500

Leisure (0.1%)
-----------------------------------------------------------------------------------------------------------
         80,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                                82,800

Lodging/Tourism (2.2%)
-----------------------------------------------------------------------------------------------------------
         32,000  FelCor Lodging LP company guaranty 10s,
                 2008 (R)                                                                            33,680
        115,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                               119,313
        200,000  Hilton Hotels Corp. notes 7 5/8s, 2012                                             229,500
         73,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                            75,190
         60,000  Host Marriott LP company guaranty Ser.
                 G, 9 1/4s, 2007 (R)                                                                 67,200
         98,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                     104,125
        165,000  Host Marriott LP 144A sr. notes 7s, 2012
                 (R)                                                                                167,888
         95,000  ITT Corp. debs. 7 3/8s, 2015                                                       100,700
        105,000  ITT Corp. notes 6 3/4s, 2005                                                       108,938
        210,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                         234,675
        130,000  MeriStar Hospitality Corp. company
                 guaranty 9 1/8s, 2011 (R)                                                          133,900
         65,000  MeriStar Hospitality Corp. company
                 guaranty 9s, 2008 (R)                                                               66,950
         80,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                                  85,600
                                                                                              -------------
                                                                                                  1,527,659

Media (0.7%)
-----------------------------------------------------------------------------------------------------------
        130,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                               135,850
         85,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                               92,438
        140,000  Vivendi Universal SA sr. notes 6 1/4s,
                 2008 (France)                                                                      149,800
        100,000  Warner Music Group 144A sr. sub. notes 7
                 3/8s, 2014                                                                          99,500
                                                                                              -------------
                                                                                                    477,588

Metals (2.1%)
-----------------------------------------------------------------------------------------------------------
        120,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                               112,800
         80,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                  79,200
         60,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                               61,500
        166,278  Doe Run Resources Corp. company guaranty
                 Ser. A1, 11 3/4s, 2008 (PIK)                                                       124,709
        175,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                                198,625
         85,000  International Steel Group, Inc. 144A sr.
                 notes 6 1/2s, 2014                                                                  82,025
         10,000  Kaiser Aluminum & Chemical Corp. sr.
                 notes Ser. B, 10 7/8s, 2006 (In default)
                 (NON)                                                                                9,775
        120,000  Kaiser Aluminum & Chemical Corp. sr.
                 sub. notes 12 3/4s, 2003 (In default)
                 (NON)(DEF)                                                                          24,900
EUR      80,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                   99,735
       $110,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                         121,550
        175,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                         198,625
        214,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                         240,750
          7,201  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                       5,041
         13,998  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                       9,799
         40,000  WHX Corp. sr. notes 10 1/2s, 2005                                                   38,000
                                                                                              -------------
                                                                                                  1,407,034

Other (3.5%)
-----------------------------------------------------------------------------------------------------------
      2,375,000  Dow Jones CDX HY 144A pass-through
                 certificates 7 3/4s, 2009                                                        2,383,906

Publishing (4.0%)
-----------------------------------------------------------------------------------------------------------
        185,000  Dex Media West, LLC/Dex Media Finance
                 Co. sr. notes Ser. B, 8 1/2s, 2010                                                 208,356
         85,000  Dex Media, Inc. 144A disc. notes
                 stepped-coupon zero %  (9s, 11/15/08),
                 2013 (STP)                                                                          62,263
        345,000  Dex Media, Inc. 144A notes 8s, 2013                                                357,938
        308,134  Hollinger Participation Trust 144A sr.
                 notes 12 1/8s, 2010 (Canada) (PIK)                                                 347,421
        140,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                         146,125
        175,000  MediaNews Group, Inc. sr. sub. notes 6
                 7/8s, 2013                                                                         176,313
        185,000  PRIMEDIA, Inc. company guaranty 8 7/8s,
                 2011                                                                               181,300
         80,000  PRIMEDIA, Inc. company guaranty 7 5/8s,
                 2008                                                                                78,400
        135,000  PRIMEDIA, Inc. 144A sr. notes 8s, 2013                                             124,875
         65,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                              65,650
         20,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                               22,525
        170,000  RH Donnelley Finance Corp. I 144A sr.
                 notes 8 7/8s, 2010                                                                 191,463
         85,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                           100,513
        245,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                         265,213
        120,000  Vertis, Inc. sub. 144A notes 13 1/2s,
                 2009                                                                               121,350
        110,000  Von Hoffman Press, Inc. company guaranty
                 10 1/4s, 2009                                                                      122,375
         41,050  Von Hoffman Press, Inc. debs. 13s, 2009
                 (PIK)                                                                               42,692
        105,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                                95,550
                                                                                              -------------
                                                                                                  2,710,322

Restaurants (0.3%)
-----------------------------------------------------------------------------------------------------------
         80,000  Domino's, Inc. sr. sub. notes 8 1/4s,
                 2011                                                                                85,600
        155,000  Sbarro, Inc. company guaranty 11s, 2009                                            139,888
                                                                                              -------------
                                                                                                    225,488

Retail (2.2%)
-----------------------------------------------------------------------------------------------------------
         80,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                      78,000
        160,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                               182,800
         90,000  Finlay Fine Jewelry Corp. 144A sr. notes
                 8 3/8s, 2012                                                                        95,850
        155,000  JC Penney Co., Inc. debs. 7.95s, 2017                                              175,150
         30,000  JC Penney Co., Inc. debs. 7.65s, 2016                                               33,225
         90,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                              93,375
         20,000  JC Penney Co., Inc. notes 9s, 2012                                                  24,000
          5,000  JC Penney Co., Inc. notes 8s, 2010                                                   5,638
         80,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                                 82,400
        155,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                        156,163
        100,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                               110,000
          5,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                    4,600
         15,000  Rite Aid Corp. notes 7 1/8s, 2007                                                   15,300
         40,000  Rite Aid Corp. sec. notes 8 1/8s, 2010                                              42,000
         75,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                               79,125
          5,000  Rite Aid Corp. 144A notes 6s, 2005                                                   5,050
        195,000  Saks, Inc. company guaranty 7s, 2013                                               195,975
         70,000  Toys "R" Us, Inc. notes 7 5/8s, 2011                                                69,125
         70,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                        77,700
                                                                                              -------------
                                                                                                  1,525,476

Technology (3.6%)
-----------------------------------------------------------------------------------------------------------
         82,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                       95,325
         65,000  Amkor Technologies, Inc. sr. notes 7
                 3/4s, 2013                                                                          54,600
         70,000  Amkor Technologies, Inc. sr. sub. notes
                 10 1/2s, 2009                                                                       63,350
        150,000  Celestica, Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                      156,938
         87,000  DigitalNet Holdings, Inc. sr. notes 9s,
                 2010                                                                                94,395
        160,000  Freescale Semiconductor, Inc. 144A sr.
                 notes 7 1/8s, 2014                                                                 162,600
        115,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                         124,200
        125,000  Iron Mountain, Inc. company guaranty 7
                 3/4s, 2015                                                                         130,000
         10,000  Lucent Technologies, Inc. debs. 6 1/2s,
                 2028                                                                                 7,850
        175,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                               137,375
         10,000  Lucent Technologies, Inc. notes 5 1/2s,
                 2008                                                                                 9,625
         65,000  New ASAT Finance, Ltd. 144A company
                 guaranty 9 1/4s, 2011                                                               54,600
        175,000  Nortel Networks Corp. notes 6 1/8s, 2006
                 (Canada)                                                                           177,625
        153,000  ON Semiconductor Corp. company guaranty
                 13s, 2008                                                                          172,125
         65,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                                91,325
        110,000  Seagate Technology Hdd Holdings company
                 guaranty 8s, 2009 (Cayman Islands)                                                 115,500
        155,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                            168,950
        130,000  Xerox Capital Trust I company guaranty
                 8s, 2027                                                                           124,475
         55,000  Xerox Corp. company guaranty 9 3/4s,
                 2009                                                                                63,938
         65,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                              65,325
        210,000  Xerox Corp. sr. notes 7 5/8s, 2013                                                 223,125
        125,000  Xerox Corp. sr. notes 6 7/8s, 2011                                                 129,375
                                                                                              -------------
                                                                                                  2,422,621

Textiles (0.8%)
-----------------------------------------------------------------------------------------------------------
        240,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                               249,000
         75,000  Oxford Industries, Inc. 144A sr. notes 8
                 7/8s, 2011                                                                          80,250
         40,000  Phillips-Van Heusen Corp. sr. notes 7
                 1/4s, 2011                                                                          41,300
        120,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                               129,300
         68,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                              76,840
                                                                                              -------------
                                                                                                    576,690

Tire & Rubber (0.4%)
-----------------------------------------------------------------------------------------------------------
         35,000  Goodyear Tire & Rubber Co. (The) notes 8
                 1/2s, 2007                                                                          36,313
        180,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                       169,200
         35,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                          34,125
                                                                                              -------------
                                                                                                    239,638

Tobacco (0.2%)
-----------------------------------------------------------------------------------------------------------
        110,000  North Atlantic Trading Co. sr. notes 9
                 1/4s, 2012                                                                         107,250

Transportation (1.2%)
-----------------------------------------------------------------------------------------------------------
         95,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                                83,600
        170,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                              128,350
         41,742  Delta Air Lines, Inc. pass-through
                 certificates Ser. 02-1, 7.779s, 2012                                                17,114
        200,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                              217,250
         30,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                               30,300
        120,000  Navistar International Corp. company
                 guaranty Ser. B, 9 3/8s, 2006                                                      129,000
        120,000  Northwest Airlines, Inc. company
                 guaranty 7 5/8s, 2005                                                              117,300
         63,692  NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                            63,772
         40,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                              46,400
                                                                                              -------------
                                                                                                    833,086

Utilities & Power (8.0%)
-----------------------------------------------------------------------------------------------------------
         13,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                              14,170
          4,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                               4,300
        130,000  AES Corp. (The) 144A sec. notes 9s, 2015                                           144,625
        190,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                               211,375
        100,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                         106,000
         65,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                       71,500
         90,000  Calpine Canada Energy Finance company
                 guaranty 8 1/2s, 2008 (Canada)                                                      57,600
        305,000  Calpine Corp. 144A sec. notes 8 1/2s,
                 2010                                                                               239,425
         50,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008                                                                        54,051
         25,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                          29,492
         15,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                               15,094
        130,000  CMS Energy Corp. sr. notes 8.9s, 2008                                              141,375
         40,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                             43,400
         30,000  CMS Energy Corp. 144A sr. notes 7 3/4s,
                 2010                                                                                31,650
        180,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                   187,200
         55,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                                51,150
        245,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                         275,625
         65,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                        63,375
        100,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                        88,250
         45,000  Edison Mission Energy sr. notes 10s,
                 2008                                                                                52,200
         40,000  El Paso CGP Co. notes 7 3/4s, 2010                                                  38,450
         65,000  El Paso Corp. sr. notes 7 3/8s, 2012                                                60,775
        160,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                         135,800
         30,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                                32,100
         30,000  El Paso Natural Gas Co. sr. notes Ser.
                 A, 7 5/8s, 2010                                                                     31,800
        170,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                              167,025
        115,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                            114,425
         35,000  Kansas Gas & Electric debs. 8.29s, 2016                                             36,225
        225,000  Midwest Generation, LLC sec. sr. notes 8
                 3/4s, 2034                                                                         239,063
        145,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                         182,338
         70,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                          73,145
        115,000  Nevada Power Co. 2nd mtge. 9s, 2013                                                128,800
        175,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                              197,094
         10,000  Northwestern Corp. debs. 6.95s, 2028 (In
                 default) (NON)                                                                       8,550
         20,000  Northwestern Corp. notes 8 3/4s, 2012
                 (In default) (NON)                                                                  17,400
         25,000  Northwestern Corp. notes 7 7/8s, 2007
                 (In default) (NON)                                                                  21,750
        415,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                               435,750
        100,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                          125,000
        140,000  PG&E Corp. sec. notes 6 7/8s, 2008                                                 151,900
         25,000  PG&E Gas Transmission Northwest sr.
                 notes 7.1s, 2005                                                                    25,750
        105,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                               111,563
         85,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                                89,250
        110,000  SEMCO Energy, Inc. 144A sr. notes 7
                 3/4s, 2013                                                                         103,950
         25,000  Sierra Pacific Power Co. 144A general
                 ref. mtge. 6 1/4s, 2012                                                             24,750
        165,000  Sierra Pacific Resources 144A sr. notes
                 8 5/8s, 2014                                                                       173,250
         20,000  Southern California Edison Co. notes 6
                 3/8s, 2006                                                                          20,972
         55,000  Teco Energy, Inc. notes 10 1/2s, 2007                                               63,525
         35,000  Teco Energy, Inc. notes 7.2s, 2011                                                  36,838
         55,000  Teco Energy, Inc. notes 7s, 2012                                                    56,925
         15,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                                14,044
         45,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                        46,181
         20,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                  20,550
        105,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                     107,100
         75,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                                81,750
         70,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                          80,250
         25,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                                28,063
         25,000  Williams Cos., Inc. (The) notes 8 1/8s,
                 2012                                                                                28,750
         95,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                               102,600
        120,000  Williams Cos., Inc. (The) sr. notes 8
                 5/8s, 2010                                                                         139,200
         73,041  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                      7
                                                                                              -------------
                                                                                                  5,434,515
-----------------------------------------------------------------------------------------------------------
                 Total Corporate bonds and notes  (cost $59,904,436)                            $61,108,633

Common stocks (1.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
            307  AboveNet, Inc. (NON)(S)                                                             $7,368
            384  Alderwoods Group, Inc. (NON)                                                         3,537
        180,000  AMRESCO Creditor Trust (acquired dates
                 from 5/5/99 to 5/10/00, cost $38,828)
                 (RES)(NON)(R)                                                                          180
             40  Arch Wireless, Inc. Class A (NON)                                                    1,220
            324  Archibald Candy Corp. (NON)                                                             16
            195  Birch Telecom, Inc. (NON)                                                                2
             84  Comdisco Holding Co., Inc.(S)                                                        1,953
        505,286  Contifinancial Corp. Liquidating Trust
                 Units                                                                               10,106
          3,010  Covad Communications Group, Inc.
                 (NON)(S)                                                                             4,395
            383  Crown Castle International Corp.
                 (NON)(S)                                                                             5,481
          5,403  Globix Corp. (NON)                                                                  14,912
        115,000  iPCS Escrow, Inc. (NON)                                                                115
          3,277  iPCS, Inc. (NON)                                                                    60,952
             33  Knology, Inc. (NON)                                                                    115
             19  Leucadia National Corp.                                                              1,026
          1,111  Lodgian, Inc. (NON)                                                                 11,577
         20,000  Loewen Group International, Inc. (NON)                                                   2
            136  Polymer Group, Inc. Class A (NON)                                                    1,673
            576  PSF Group Holdings, Inc. 144A Class A
                 (NON)                                                                              863,685
             10  Sterling Chemicals, Inc. (NON)                                                         230
            178  Sun Healthcare Group, Inc. (NON)                                                     1,531
        259,509  VFB LLC (acquired dates from 12/21/99 to
                 10/27/00, cost $214,226) (RES)(NON)                                                 49,307
         40,417  VS Holdings, Inc. (NON)                                                              2,021
            816  Washington Group International, Inc.
                 (NON)                                                                               28,707
                                                                                              -------------
                 Total Common stocks  (cost $3,939,660)                                          $1,070,111

Foreign government bonds and notes (1.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $35,000  Colombia (Republic of) bonds 10 3/8s,
                 2033                                                                               $37,975
         35,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                          38,938
         30,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                                34,620
        115,000  Ecuador (Republic of) bonds
                 stepped-coupon Ser. REGS, 8s (9s,
                 8/15/05), 2030 (STP)                                                                90,275
        140,000  Indonosia (Republic of) 144A sr. notes 6
                 3/4s, 2014                                                                         134,050
         45,000  Peru (Republic of) bonds 8 3/4s, 2033                                               43,200
        130,000  Russia (Federation of) unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                         124,670
        125,000  Ukraine (Government of) 144A bonds
                 7.65s, 2013                                                                        125,625
        120,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                         137,580
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $703,988)                         $766,933

Preferred stocks (0.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          4,137  Avecia Group PLC $4.00 pfd. (United
                 Kingdom)(PIK)                                                                      $58,952
          1,828  Doane Pet Care Co. $7.125 pfd.                                                      76,776
              3  Dobson Communications Corp. 13.00% pfd.
                 (PIK)                                                                                1,815
             80  First Republic Capital Corp. 144A 10.50%
                 pfd.                                                                                83,600
          2,152  iStar Financial, Inc. Ser. F, $1.95 cum.
                 pfd. (R)                                                                            53,800
             19  Paxson Communications Corp. 14.25% cum.
                 pfd. (PIK)(S)                                                                      163,400
            100  PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                               8,750
             36  Rural Cellular Corp. Ser. B, 11.375%
                 cum. pfd. (PIK)                                                                     29,880
            286  Rural Cellular Corp. 12.25% pfd. (PIK)                                             165,880
                                                                                              -------------
                 Total Preferred stocks  (cost $776,544)                                           $642,853

Units (0.3%) (a)
-----------------------------------------------------------------------------------------------------------
Number of units                                                                                       Value
-----------------------------------------------------------------------------------------------------------
        160,000  Morrison Knudsen Corp. escrow zero %,
                 2032                                                                               $10,000
            446  XCL Equity Units                                                                   197,851
                                                                                              -------------
                 Total Units  (cost $913,569)                                                      $207,851

Convertible bonds and notes (0.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $85,000  Amkor Technologies, Inc. cv. notes 5
                 3/4s, 2006                                                                         $78,731
        490,000  Cybernet Internet Services
                 International, Inc. 144A cv. sr. disc.
                 notes 13s, 2009 (Denmark) (In default)
                 (NON)                                                                                    5
         65,000  Fairchild Semiconductor International,
                 Inc. cv. company guaranty 5s, 2008                                                  64,350
         50,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                            56,875
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $609,323)                                $199,961

Convertible preferred stocks (0.3%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
          1,537  Crown Castle International Corp. $3.125
                 cum. cv. pfd.                                                                      $70,510
            917  Omnicare, Inc. $2.00 cv. pfd.                                                       45,277
          1,160  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                                81,345
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $157,687)                               $197,132

Senior Loans (0.2%) (a) (c)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         90,000  Olympus Cable bank term loan FRN Ser. B,
                 6 1/2s, 2010                                                                        87,621
         26,448  Huntsman Corp. bank term loan FRN Ser.
                 A, 5.813s, 2007                                                                     26,519
          4,237  Huntsman Corp. bank term loan FRN Ser.
                 B, 11.560s, 2007                                                                     4,248
                                                                                              -------------
                 Total Senior Loans  (cost $108,851)                                               $118,388

Brady bonds (0.1%) (a) (cost $67,449)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $72,800  Peru (Republic of) FRB Ser. PDI, 5s,
                 2017                                                                               $66,161

Warrants  (0.1%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                           Expiration date          Value
-----------------------------------------------------------------------------------------------------------
            108  AboveNet, Inc.                                                     9/8/2008           $810
            127  AboveNet, Inc.                                                     9/8/2010            762
            200  Dayton Superior Corp. 144A                                        6/15/2009              1
              1  Doe Run Resources Corp. 144A                                     12/31/2012              1
            205  Huntsman Co., LLC 144A                                            5/15/2011         38,947
             89  MDP Acquisitions PLC 144A                                         10/1/2013          2,470
             70  Mikohn Gaming Corp. 144A                                          8/15/2008             21
              8  NTL, Inc.                                                         1/13/2011             38
             80  Pliant Corp. 144A                                                  6/1/2010              1
            120  Travel Centers of America, Inc. 144A                               5/1/2009            600
            350  Ubiquitel, Inc. 144A                                              4/15/2010              1
            503  Washington Group International, Inc.
                 Ser. A                                                            1/25/2006          4,426
            575  Washington Group International, Inc.
                 Ser. B                                                            1/25/2006          3,881
            310  Washington Group International, Inc.
                 Ser. C                                                            1/25/2006          1,860
            190  XM Satellite Radio Holdings, Inc. 144A                            3/15/2010         10,640
                                                                                              -------------
                 Total Warrants  (cost $154,669)                                                    $64,459

Asset-backed securities (0.1%) (a) (cost $60,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $60,000  Verdi Synthetic CLO 144A Ser. 1A, Class
                 E2, 11.15s, 2010                                                                   $60,066

Short-term investments (3.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $152,064  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.52% to 1.71% and
                 due dates ranging from September 1, 2004
                 to September 24, 2004 (d)                                                         $152,022
      2,400,195  Putnam Prime Money Market (e)                                                    2,400,195
                                                                                              -------------
                 Total Short-term investments  (cost $2,552,217)                                 $2,552,217
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $69,948,393) (b)                                       $67,054,765
-----------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
Forward currency contracts to buy at August 31, 2004 (Unaudited) (aggregate face value $70,573)
-------------------------------------------------------------------------
                              Aggregate      Delivery     Unrealized
                  Value      face value          date   appreciation
-------------------------------------------------------------------------
Euro            $70,900         $70,573      12/15/04           $327
-------------------------------------------------------------------------


-------------------------------------------------------------------------
Forward currency contracts to sell at August 31, 2004 (Unaudited) (aggregate face value $517,791)
-------------------------------------------------------------------------
                              Aggregate      Delivery     Unrealized
                   Value     face value          date   depreciation
-------------------------------------------------------------------------
Euro            $519,858       $517,791      12/15/04        $(2,067)
-------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $67,875,403.

  (b) The aggregate identified cost on a tax basis is $70,244,476, resulting in gross unrealized appreciation and depreciation of $3,332,852 and $6,522,563, respectively, or net unrealized depreciation of $3,189,711.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. Theses loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at August 31, 2004. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2004 was $49,487 or 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at August 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, the value of securities loaned amounted to $146,766. The fund received cash collateral of $152,022 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $3,666 for the period ended August 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at August 31, 2004.

      Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004